Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies [Abstract]
Equipment purchases commitments	$ 0.2	$ 0.6